Equity and Remuneration to Shareholders - Schedule of Earnings Per Share (Details) - shares	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Equity And Remuneration To Shareholders
Common shares already paid up	735,847,624	735,847,624	735,847,624
Shares in treasury	(102)	(102)	(102)
Total common shares	735,847,522	735,847,522	735,847,522
Preferred shares already paid up	1,465,523,064	1,465,523,064	1,465,523,064
Shares in treasury	(846,062)	(846,062)	(846,062)
Total preferred shares	1,464,677,002	1,464,677,002	1,464,677,002
Total	2,200,524,524	2,200,524,524	2,200,524,524